Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Income Taxes
Domestic						$ (11,252)	$ (2,207)
Foreign						(4,944)	(5,563)
Loss before income taxes		(3,296)	(4,672)	(10,729)	(10,961)	(16,311)	(8,270)
Current:
United States and state						(115)
Foreign						0	(670)
Deferred:
United States and state						0
Foreign						0
Total income tax (benefit) expense	(730)			(730)		(115)	(670)
Income tax reconciliation
Statutory federal income tax benefit						(5,555)	(2,812)
State tax benefit, net of federal taxes						(727)	(417)
Foreign tax						199	225
R&D tax credit rebate						(265)	(670)
Valuation allowance increase						6,121	3,033
Other						112	(29)
Total income tax (benefit) expense						(115)	(670)
Deferred tax assets (liabilities):
Accrued expenses						115	120
Stock based compensation						658	385
Capitalized patent costs						126	140
Deferred rent						78
Fixed assets						(76)
R&D credits						150
Other						7	7
Net operating losses						22,357	16,210
Deferred tax assets (liabilities) before valuation allowances						23,415	16,862
Less: valuation allowance						(23,415)	(16,862)
Deferred tax assets (liabilities)						$ 0